Right-of-use assets and operating lease liabilities	6 Months Ended
Jun. 30, 2026
Right-of-use Assets And Operating Lease Liabilities
Right-of-use assets and operating lease liabilities

Note 7 Right-of-use assets and operating lease liabilities

As of June 30, 2026, the Company had the following non-cancellable lease contracts:

Description of lease	Term	Imputed interest rate

Director’s quarters, Kowloon, Hong Kong	24 months from May 1, 2025 to April 30, 2027	5.6%
Office, Kowloon, Hong Kong	24 months from January 1, 2025 to December 31, 2026	5.6%
Production plant and administration facility, Shenzhen, PRC	3 years from July 16, 2024 to July 15, 2027	3.45%

The following amounts were recognized in the consolidated balance sheets:

	December 31, 2025	June 30, 2026	June 30, 2026
	HK$’000	HK$’000	US$’000
Right-of-use assets	11,297	7,925	1,011

Operating lease liabilities
Current	4,203	7,951	1,014
Non-current	7,093	-	-
	11,296	7,951	1,014

Future undiscounted lease payments as of June 30, 2026 are as follows:

Year ending December 31,	HK$’000	US$’000
2026	3,987	508
2027	3,994	509

Future minimum operating lease payments	7,981	1,017
Less: Imputed interest	(30)	(3)

Total operating lease liabilities	7,951	1,014